UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2017 to December 31, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2017 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK
Australia — 0.2%
Westfield Corp.[1]	2,560,705	$18,961

Canada — 7.4%
Canadian Imperial Bank of Commerce	225,782	22,010
Canadian Pacific Railway Ltd.	955,643	174,601
Encana Corp.	15,201,228	202,804
Gildan Activewear Inc.	3,513,772	113,520
Manulife Financial Corp.	5,863,900	122,316

		635,251

China — 2.1%
Baidu Inc. ADR[2]	791,200	185,307

France — 4.8%
BNP Paribas SA	1,230,327	91,894
Engie SA	4,844,414	83,323
Schneider Electric SE2	2,829,033	240,527

		415,744

Germany — 6.8%
BASF SE	2,096,073	230,723
Linde AG2	914,744	213,638
SAP SE	1,263,723	141,696

		586,057

Hong Kong — 4.8%
China Merchants Port Holdings Co. Ltd.	19,971,568	52,275
China Mobile Ltd.	22,552,839	228,766
CNOOC Ltd.	87,153,000	125,160
Sinopharm Group Co. Ltd., Class H	936,800	4,053

		410,254

Italy — 1.8%
UniCredit SpA[2]	8,496,089	158,823

Japan — 13.6%
East Japan Railway Co.	1,996,300	194,802
Hitachi Ltd.	11,428,000	89,040
Japan Airlines Co. Ltd.	5,160,200	201,874
KDDI Corp.	8,565,500	213,197
Komatsu Ltd.	3,173,400	114,854
Sompo Holdings Inc.	1,096,900	42,484
Sumitomo Mitsui Financial Group Inc.	2,778,900	120,059

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

Japan — (continued)
Takeda Pharmaceutical Co. Ltd.	3,513,700	$199,611

		1,175,921

Netherlands — 2.7%
Akzo Nobel NV	1,893,361	165,882
ArcelorMittal[2]	977,157	31,791
ING Groep NV	2,160,699	39,730

		237,403

South Korea — 3.8%
Samsung Electronics Co. Ltd.	60,890	144,669
SK Telecom Co. Ltd.	736,379	183,657

		328,326

Spain — 0.7%
CaixaBank SA	10,930,438	51,003
Red Electrica Corp. S.A.	279,380	6,272

		57,275

Sweden — 0.9%
Alfa Laval AB	3,250,674	76,798

Switzerland — 11.8%
ABB Ltd.	8,905,823	238,719
Aryzta AG2	2,174,975	86,267
Cie Financiere Richemont SA	2,215,287	200,739
Novartis AG	2,158,652	182,537
Roche Holding AG	751,689	190,150
Zurich Insurance Group AG	387,100	117,824

		1,016,236

United Kingdom — 31.3%
AstraZeneca PLC	3,024,928	209,147
Aviva PLC	24,850,959	169,943
Balfour Beatty PLC	22,454,546	90,041
Barclays PLC	103,788,657	284,604
BHP Billiton PLC	3,354,210	68,949
BP PLC	34,289,404	241,988
British American Tobacco PLC	4,236,798	287,045
Carnival PLC	2,268,121	149,808
Cobham PLC[2]	61,300,046	104,531
Diageo PLC	2,619,074	96,360
GlaxoSmithKline PLC	10,248,332	182,991
Lloyds Banking Group PLC	109,903,578	100,991
Micro Focus International PLC	1,532,709	52,211
Prudential PLC	5,547,389	142,718

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

United Kingdom — (continued)
Royal Dutch Shell PLC, Class B	7,242,715	$245,299
SSE PLC	7,216,141	128,606
Vodafone Group PLC	47,066,375	149,334

		2,704,566

Total Common Stock
(Cost $6,901,189) — 92.7%		8,006,922

PREFERRED STOCK
Germany — 4.8%
Volkswagen AG	2,063,095	412,030

Total Preferred Stock
(Cost $340,615) — 4.8%		412,030

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.190%**	183,543,969	183,544

Total Short-Term Investment
(Cost $183,544) — 2.1%		183,544

Total Investments — 99.6%
(Cost $7,425,348)		8,602,496

Other Assets in Excess of Liabilities — 0.4%		32,707

Net Assets — 100.0%		$8,635,203

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2017.
1	Real Estate Investment Trust.
2	Non-income producing security.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2017 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2017:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$18,961	$—	$—	$18,961
Canada	635,251	—	—	635,251
China	185,307	—	—	185,307
France	415,744	—	—	415,744
Germany	586,057	—	—	586,057
Hong Kong	410,254	—	—	410,254
Italy	158,823	—	—	158,823
Japan	1,175,921	—	—	1,175,921
Netherlands	237,403	—	—	237,403
South Korea	183,657	144,669	—	328,326
Spain	57,275	—	—	57,275
Sweden	76,798	—	—	76,798
Switzerland	1,016,236	—	—	1,016,236
United Kingdom	2,704,566	—	—	2,704,566

Total Common Stock	7,862,253	144,669	—	8,006,922

Preferred Stock
Germany	412,030	—	—	412,030

Short-Term Investment	183,544	—	—	183,544

Total Investments in Securities	$8,457,827	$144,669	$—	$8,602,496

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading or due to markets being closed.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. At December 31, 2017, there were no transfers from Level 2 to Level 1 investments in securities since the prior fiscal year end. At December 31, 2017, securities with a value of $144,669, which represented 1.68% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end, primarily due to market movements following the close of local trading that did not trigger the fair valuation of certain securities at the beginning of the fiscal year, but triggered fair valuation at the end of the period.

At December 31, 2017 , there were no transfers into Level 3 investments in securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-2700

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: March 1, 2018

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: March 1, 2018